QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-8255
Investment Company Act file number

THE WORLD FUNDS, INC.
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

Glen A. Payne
Jones & Keller, P.C.
1999 Broadway
Suite 3150
Denver, CO 80202
(Name and address of agent for service)

(800) 527-9525
Registrant's telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2011

EASTERN EUROPEAN EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2011 (unaudited)
Number of Shares	Security Description	% of Total Investments	Fair Value
	COMMON STOCK	96.59%

	CZECH REPUBLIC	4.25%
135,100	New World Resources VB-W/I		$ 2,200,427
	GEORGIA	1.80%
47,000	Bank of Georgia Regs GDR		932,950
	GERMANY	0.04%
9,000	Magnat Real Estate Opps		22,308
	GREAT BRITAIN	1.27%
200,600	High River Gold Mines Ltd.		224,953
124,700	Highland Gold Mining Ltd.		340,638
590,000	Lewis Charles Romania Property Fund Ltd.		61,533
106,500	Trans Balkan Investments		6,835
22,000	Ukraine Opportunity Trust PL		22,001
			655,960
	GREECE	5.63%
75,000	OPAP SA		1,606,948
79,100	Hellenic Telecom Organ		883,850
17,000	Titan Cement Ord Shares		424,747
			2,915,545
	HUNGARY	0.40%
267,793	Ablon Group		206,243
	LUXEMBOURG	3.46%
45,200	Evraz Group SA GDR Regs		1,794,440
	POLAND	6.92%
9,400	Bank Pekao SA		562,645
19,679	Grupa Lotos SA		305,549
57,600	Polski Koncern Naftowy		1,066,517
7,000	Powszechny Zaklad Ubezpie		876,385
350,000	Tauron Polska Energia SA		772,991
			3,584,087

	RUSSIA	62.04%
120,000	Gazprom OAO Spon ADR		3,884,400
140,000	Integra Group Holdings GDR		483,000
85,500	JSC MMC Norilsk Spon ADR		2,260,620
24,500	Lukoil Holdings Spon ADR		1,755,425
40,000	Magnit OJSC Spon GDR		1,212,400
47,700	Mechel Steel Group OAO		1,468,683
28,000	Mobile Telesystems Spon ADR		594,440
3,000,000	Mosenergo		333,000
7,000	Novatek OAO Spons GDR Regs		973,000
28,300	Novolipetsk Steel GDR Reg S		1,245,200
12,200,000	OGK-4		1,201,700
22,500,000	OGK-6		1,035,000
1	OAO Open Investments GDR		5
420,000	Rosneft Oil Co. OAO GDR Reg S		3,836,700
95,000	Rostelekom		546,250
180,000	Rushydro Sponsored ADR Reg S		916,200
370,000	Sberbank of Russia - Preference		980,500
995,000	Sberbank RF		3,741,200
120,000	Severstal GDR Reg S		2,353,200
55,000	Surgutneftegaz SP ADR		597,850
10,000	TMK GDR Regs		210,900
250,000	VTB Bank OJSC-GDR		1,750,000
18,000	X 5 Retail Group NV Regs GDR		758,700
			32,138,373
	TURKEY	10.78%
79,800	Akbank T AS		387,203
70,000	Akfen Holding AS		464,191
60,000	Aksigorta AS		75,694
49,000	Coca-Cola Icecek AS		613,411
650,000	Dogan Yayin Holding AS		832,632
73,333	Enka Insaat Ve Sanayi AS		282,762
42,960	Haci Omer Sabanci Holding		199,555
490,000	Turk Ekonomi Bankasi AS		681,568
110,000	Turk Telekomunikasyon AS		552,242
320,000	Turkiye Garanti Bankasi		1,494,727
			5,583,985

	Total Securities	96.59%	$ 50,034,318
	Cash and Cash Equivalents	3.41%	1,767,237
	TOTAL INVESTMENTS	100.00%	$ 51,801,555

ADR- Security represented is held by the custodian bank in the form of American Depository Receipts.
GDR- Security represented is held by the custodian bank in the form of Global Depository Receipts.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs
(including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$ 46,344,165	3,690,153	-	$ 50,034,318

REMS REAL ESTATE INCOME 50/50 FUND SCHEDULE OF INVESTMENTS March 31, 2011 (unaudited)
Number of Shares	Security Description		% of Total Investments		Fair Value
	PREFERRED STOCK		7.20%

	DIVERSIFIED/OTHER		0.72%
3,000	Entertainment Property Trust, Series B, 7.750%				73,050

	HOTEL		1.68%
2,000	LaSalle Hotel Properties, Series D, 7.500%				48,640
2,300	LaSalle Hotel Properties, Series G, 7.250%				54,740
2,700	Sunstone Hotel Investors, Series A, 8.000%				66,717
					170,097
	MORTGAGE		0.72%
1,300	ISTAR Financil Inc., Series D, 8.000%				27,573
2,200	ISTAR Financil Inc., Series I, 7.500%				44,660
					72,233
	OFFICE/INDUSTRIAL		2.50%
3,200	Kilroy Realty Corp., Series F, 7.500%				80,224
3,700	Lexington Realty Trust, Series D, 7.550%				87,394
3,400	SL Green Realty Corp., Series C, 7.625%				85,204
					252,822
	RETAIL		0.83%
2,100	Glimcher Realty Trust, Series G, 8.125%				52,374
1,300	Kite Realty Group Trust, Series A, 8.250%				31,668
					84,042
	SHOPPIING CENTER
3,000	Developers Diversified Realty, Series H, 7.375%		0.74%		74,400

	TOTAL PREFERRED STOCKS				726,644

	Total Securities		7.20%		$ 726,644
	Cash and Cash Equivalents		92.80%		9,371,999
	TOTAL INVESTMENTS		100.00%		$ 10,098,643

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of Mach 31, 2011:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Preferred Stocks	$ 726,644	-	-	$ 726,644

REMS REAL ESTATE VALUE-OPPORTUNITY FUND SCHEDULE OF INVESTMENTS March 31, 2011 (unaudited)
Number of Shares	Security Description	% of Total Investments	Fair Value
LONG POSITIONS
COMMON STOCKS	92.10%

APARTMENT	2.88%
190,900	Apartment Investment & Management Co. "A"	$ 4,862,223

DIVERSIFIED/OTHER	24.32%
122,600	CB Richard Ellis Group, Inc.	3,273,420
141,500	Cohen & Steers, Inc.	4,199,720
181,106	Crexus Investment Corp.	2,068,231
349,300	Duke Realty Corp.	4,893,693
156,300	Dupont Fabros Technology Inc.	3,790,275
253,800	Forest City Enterprises "A"	4,779,054
339,200	HFF Inc.	5,101,568
81,800	iShares Dow Jones U. S. Real Estate Index Fund	4,858,920
28,400	Jones Lang LaSalle Inc.	2,832,616
446,000	Kennedy-Wilson Holdings Inc.	4,843,560
15,900	MI Developments	460,782
41,101,839
HEALTHCARE	5.21%
40,800	Alexandria Real Estate Equities, Inc.	3,181,176
178,900	Biomed Realty Trust	3,402,678
374,933	Cogdell Spencer Inc.	2,227,102
8,810,956
HOTEL	9.95%
130,500	Gaylord Entertainment Company	4,525,740
834,500	Hersha Hospitality Trust	4,956,930
88,600	Host Hotels & Resorts Inc.	1,560,246
168,500	Red Lion Hotels Corp.	1,381,700
137,700	Wyndham Worldwide Corp.	4,380,237
16,804,853
MORTGAGE	11.98%
362,900	Chimera Investment Corp.	1,440,713
250,100	Colony Financial Inc.	4,709,383
398,400	I Star Financial	3,657,312
607,200	Newcastle Investment Corp.	3,667,488
878,500	Northstar Realty Finance Corp.	4,699,975
93,100	Starwood Property Trust, Inc.	2,076,130
20,251,001
MULTI-FAMILY	9.10%
53,500	Camden Property Trust	3,039,870
149,400	Colonial Properties Trust	2,875,950
157,200	Lennar Corp. "A"	2,848,464
56,400	Post Properties, Inc.	2,213,700
123,400	Sun Communities, Inc.	4,399,210
15,377,194
OFFICE/INDUSTRIAL	14.14%
138,000	Allied Properties Real Estate Investment Trust (Canada)	3,131,511
280,100	Brandywine Realty Trust	3,400,414
224,000	Brookfield Properties Corp.	3,969,280
675,500	Cousins Properties, Inc.	5,640,425
132,300	Liberty Property Trust	4,352,670
23,389	Mack-Cali Realty Corp.	792,887
396,900	Mission West Properties, Inc.	2,607,633
23,894,820
RETAIL	14.51%
335,800	Developers Diversified Realty Corp.	4,701,200
14,900	Simon Property Group, Inc.	1,596,684
259,800	CBL & Associates Properties, Inc.	4,525,716
127,400	Kimco Realty Corp.	2,336,516
841,600	Kite Realty Group Trust	4,468,896
261,200	Ramco-Gershenson Properties Trust	3,272,836
144,500	Weingarten Realty	3,621,170
24,523,018

TOTAL COMMON STOCKS	155,625,904

PREFERRED STOCK	5.56%

MORTGAGE	2.65%
145,700	ISTAR Financial Inc, Series I, 7.500%	2,957,710
67,900	Northstar Realty Financial, Series B, 8.250%	1,523,676
4,481,386
OFFICE	1.49%
70,300	First Industrial Realty Trust, Series J, 7.250%	1,602,840
38,600	Lexington Realty Trust, Series D, 7.550%	911,732
2,514,572
RETAIL	1.42%
61,400	Glimcher Realty Trust, Series G, 8.125%	1,531,316
35,400	Kite Realty Group Trust, Series A, 8.250%	862,344
2,393,660

TOTAL PREFERRED STOCKS	9,389,618

TOTAL LONG POSITIONS	165,015,522

Total Securities	97.66%	$ 165,015,522
Cash and Cash Equivalents	2.34%	3,958,682
TOTAL INVESTMENTS	100.00%	$ 168,974,204

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Level 1	Level 2	Level 3
Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$ 155,625,904	-	-	$ 155,625,904
Preferred Stocks	9,389,618	-	-	9,389,618
$ 165,015,522	$ -	$ -	$ 165,015,522

For information on the Fund's policy regarding valuation of investments and other significant  accounting  policies,  please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
EVALUATION  OF  DISCLOSURE  CONTROLS AND  PROCEDURES.  The  Registrant maintains  disclosure  controls and procedures  that are designed to ensure that information  required to be  disclosed  in the  Registrant's  filings  under the Securities  Exchange  Act of 1934  and  the  Investment  Company  Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and  communicated to the Registrant's  management,  including its principal executive officer and principal financial officer, as appropriate,  to allow  timely  decisions   regarding  required   disclosure.   The  Registrant's management,   including  the  principal  executive  officer  and  the  principal financial officer, recognizes that any set of controls and procedures, no matter how well  designed  and  operated,  can provide  only  reasonable  assurance  of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)
CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The World Funds, Inc.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:  May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:  May 25, 2011

By:  /s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date:  May 25, 2011